Summary of Significant Accounting Policies - Schedule of Guarantee and Quality Assurance Fund Obligations Movement Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounting Policies [Abstract]
Opening balance	¥ 3,819,379		¥ 2,062,844	¥ 473,704
Fair value of newly written guarantee and quality assurance obligation	6,156,826		5,313,489	3,318,432
Release of guarantee and quality assurance payable upon repayment	(6,718,809)		(4,049,457)	(2,506,141)
Contingent liability	6,409,884		3,380,930	2,527,209
Payouts during the year	(12,299,134)		(7,889,277)	(4,812,797)
Recoveries during the year	7,408,007		5,000,850	3,062,437
Ending balance	¥ 4,776,153	$ 686,051	¥ 3,819,379	¥ 2,062,844